1933 Act File Number 333-125751
                                                                     Rule 497(e)

                        SUPPLEMENT DATED NOVEMBER 8, 2006
                   TO EACH PROSPECTUS OF THE FOLLOWING SERIES
                    OF THE FIRST TRUST EXCHANGE-TRADED FUND:

 FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND DATED MARCH 15, 2006
              FIRST TRUST IPOX-100 INDEX FUND DATED APRIL 13, 2006
    FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND DATED APRIL 25, 2006 FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND DATED APRIL 25, 2006
        FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND DATED JUNE 23, 2006
        FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND DATED JUNE 23, 2006
          FIRST TRUST DB STRATEGIC VALUE INDEX FUND DATED JULY 11, 2006
    FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND DATED JULY 12, 2006


     Please be advised that each Prospectus is hereby revised by adding Stan Ueland as a member of the Investment Committee. Mr. Ueland has been a Vice President of First Advisors L.P. ("First Trust") and First Trust Portfolios L.P. since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was vice president of sales at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management LLC from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003.


                   PLEASE READ AND RETAIN FOR FUTURE REFERENCE

                                                 1933 Act File Number 333-125751
                                                                     Rule 497(e)


                        SUPPLEMENT DATED NOVEMBER 8, 2006
                   TO EACH STATEMENT OF ADDITIONAL INFORMATION
        OF THE FOLLOWING SERIES OF THE FIRST TRUST EXCHANGE-TRADED FUND:

 FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND DATED MARCH 15, 2006
              FIRST TRUST IPOX-100 INDEX FUND DATED APRIL 13, 2006
    FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND DATED APRIL 25, 2006 FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND DATED APRIL 25, 2006
        FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND DATED JUNE 23, 2006
        FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND DATED JUNE 23, 2006
          FIRST TRUST DB STRATEGIC VALUE INDEX FUND DATED JULY 11, 2006
    FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND DATED JULY 12, 2006


         Please be advised that the Fund Management section of each Statement of Additional Information is hereby revised by adding Stan Ueland as a member of the Investment Committee and the related information that follows.

              POSITION WITH    LENGTH OF SERVICE   PRINCIPAL OCCUPATION
NAME          FIRST TRUST      WITH FIRST TRUST    DURING PAST FIVE YEARS

Stan Ueland   Vice President   1 year              Vice President of First Trust
                                                   and First Trust Portfolios
                                                   (August 2005 to present);
                                                   Vice President, Bond Wave LLC
                                                   (May 2004 - August 2005);
                                                   Account Executive, Mina
                                                   Capital Management LLC and
                                                   Samaritan Asset Management
                                                   LLC (January 2003 through May
                                                   2004); Sales Consultant,
                                                   Oracle Corporation (January
                                                   1997 through January 2003)

Stan Ueland: Mr. Ueland is a Vice President of First Trust and FTP and plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.


                   PLEASE READ AND RETAIN FOR FUTURE REFERENCE